REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract Balances (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract with Customer, Liability
Current contract liabilities	¥ 1,413	$ 195	¥ 1,308
Long-term contract liabilities	936	$ 129	828
Total contract liabilities	¥ 2,349		¥ 2,136